Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 207,435	£ 219,716
Properties in possession	£ 23	£ 47
Balance weighted LTV (indexed)	51.00%	50.00%
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 172,859	£ 184,317
Interest-only
Disclosure of credit risk exposure [line items]
Properties in possession	£ 12	£ 18
Balance weighted LTV (indexed)	48.00%	47.00%
Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 38,825	£ 40,825
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
Properties in possession	£ 3	£ 8
Balance weighted LTV (indexed)	51.00%	49.00%
Mortgage loan including interest-only part	£ 9,531	£ 10,010
Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,584	13,510
Flexible
Disclosure of credit risk exposure [line items]
Properties in possession	£ 2	£ 3
Balance weighted LTV (indexed)	37.00%	36.00%
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,418	£ 6,765
LTV >100%
Disclosure of credit risk exposure [line items]
Properties in possession	£ 5	£ 7
Balance weighted LTV (indexed)	116.00%	117.00%
LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 445	£ 370
Buy-to-Let
Disclosure of credit risk exposure [line items]
Properties in possession	£ 1	£ 1
Balance weighted LTV (indexed)	60.00%	58.00%
Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,585	£ 16,799
Other portfolio
Disclosure of credit risk exposure [line items]
Properties in possession	£ 8	£ 16
Balance weighted LTV (indexed)	53.00%	52.00%
Other portfolio | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 118,981	£ 126,996
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	152,975	169,066
Stage 1 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	32,012	35,702
Stage 1 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,896	12,143
Stage 1 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,420	5,713
Stage 1 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	276	217
Stage 1 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,887	15,884
Stage 1 | Other portfolio | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	107,834	118,507
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,876	13,424
Stage 2 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,829	4,250
Stage 2 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,449	1,149
Stage 2 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	744	839
Stage 2 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	104	101
Stage 2 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,647	876
Stage 2 | Other portfolio | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,402	7,791
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,008	£ 1,827
Stage 3 ratio	1.17%	1.00%
Stage 3 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 984	£ 873
Stage 3 ratio	2.55%	2.16%
Stage 3 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 239	£ 218
Stage 3 ratio	1.90%	1.62%
Stage 3 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 254	£ 213
Stage 3 ratio	5.01%	3.45%
Stage 3 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 65	£ 52
Stage 3 ratio	14.57%	13.94%
Stage 3 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 51	£ 39
Stage 3 ratio	0.33%	0.23%
Stage 3 | Other portfolio | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 745	£ 698
Stage 3 ratio	0.63%	0.55%